Business Acquisitions	3 Months Ended
Mar. 31, 2017
Business Combinations [Abstract]
Business Acquisitions

NOTE 6. BUSINESS ACQUISITIONS

2015 Acquisitions

During the year ended December 31, 2015, we completed three significant business acquisitions. All of the acquisitions were accounted for as business combinations under the provisions of ASC 805. A summary of the acquisitions, amortization of finite-lived intangible assets, and revenues and earnings of each since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2015 is provided in the table below.

Bell Media, LLC

On June 19, 2015, our subsidiary, LMA entered into a purchase agreement with Bell Media, LLC which we refer to as “Bell” for the purchase of thirty-three billboard structures and related assets. The assets acquired are located in Alabama. Bell sold only assets related to its outdoor advertising business. The cash purchase price was $6,684,604, including $300,000 for which payment was deferred until approvals for LMA to assume certain land leases were obtained. The approvals were obtained in July 2015 and the payment was made. The business acquisition was effected for the purpose of our entry into the outdoor advertising market. The allocation of the purchase price is based on an appraisal by an independent third party valuation firm. We amortize the noncompetition and non-solicitation agreements according to the terms of the asset purchase agreement. Other finite-lived intangible assets consist of customer relationships, permits, licenses, and lease acquisition costs. Amortization is computed over the average period of expected benefit, determined from internal information.

Fair Outdoor, LLC

On July 23, 2015, our subsidiary, LMF, entered into a purchase agreement with Fair Outdoor, LLC, which we refer to as “Fair,” for the purchase of a billboard structure and related assets. The assets acquired are located in Florida. The cash purchase price was $1,945,061. The business acquisition was effected for the purpose of expanding our presence in the outdoor advertising market. The allocation of the purchase price is based on an appraisal by an independent third party valuation firm. Finite-lived intangible assets consist of permits and customer relationships. Amortization is computed over the average period of expected benefit, determined from internal information.

I-85 Advertising, LLC

On August 31, 2015, our subsidiary, LMA, entered into a purchase agreement with I-85 Advertising, LLC, which we refer to as “I-85,” for the purchase of five billboard structures and related assets. The assets acquired are located in Georgia. The cash purchase price was $1,294,900. The business acquisition was effected for the purpose of expanding our presence in the outdoor advertising market. The allocation of the purchase price is based on an appraisal by an independent third party valuation firm. Finite-lived intangible assets consist of permits. Amortization is computed over the average period of expected benefit, determined from internal information. We also acquired easements. The easements are permanent easements which grant us the right to use real property not owned by us. Since these rights are perpetual, they are not amortized.

The following tables present the 2015 business acquisitions, amortization of finite-lived intangible assets, revenues and earnings included in our consolidated statement of operations for the year ended December 31, 2015, and the costs of acquisition included in professional fees in our consolidated statement of operations for the year ended December 31, 2015.

	Billboards
	Bell	Fair	I-85	Total
Assets Acquired
Property and Equipment:
Structures and displays	$3,468,700	$370,000	$587,500	$4,426,200
Intangible Assets:
Customer relationships	170,000	536,300	–	706,300
Permits, licenses and lease acquisition costs	200,000	52,200	52,200	304,400
Easement	–	–	11,000	11,000
Noncompetition and non-solicitation agreements	98,000	–	–	98,000
Goodwill	2,747,904	986,561	644,200	4,378,665

Total Intangible Assets	3,215,904	1,575,061	707,400	5,498,365

Total Assets Acquired	$6,684,604	$1,945,061	$1,294,900	$9,924,565

Amortization of intangible assets acquired during the year ended December 31, 2015	$72,042	$76,654	$1,740	$150,436

Revenues since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2015	$597,309	$85,853	$30,050	$713,212

Earnings since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2015	$(284,773)	$(32,857)	$14,061	$(303,569)

Costs of acquisition included in professional fees in the consolidated statement of operations for the year ended December 31, 2015	$130,456	$55,788	$55,297	$241,541

2016 Acquisitions

During the year ended December 31, 2016, we completed four large business acquisitions and one small acquisition. All of the acquisitions were accounted for as business combinations under the provisions of ASC 805. A summary of the acquisitions, amortization of finite-lived intangible assets, and revenues and earnings of each since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2016 is provided in the table below.

Jag, Inc.

On February 16, 2016, our subsidiary, LMW entered into a purchase agreement with Jag, Inc., which we refer to as “JAG”, for the purchase of 339 billboard structures, directional signs, equipment and related assets. The assets acquired are located in Wisconsin. The cash purchase price for the acquired business was $6,954,246 of which $687,500 was escrowed. The purchase price is subject to certain post-closing adjustments. The assets were acquired for the purpose of expanding our presence in the outdoor advertising market. The purchase price allocation is based on an appraisal by an independent third party valuation firm. Finite-lived intangible assets consist of permits and lease acquisition costs, and customer relationships. Amortization is computed over the average period of expected benefit, determined from internal information. We also acquired easements. The easements are permanent easements which grant us the right to use real property not owned by us. Since these rights are perpetual, they are not amortized.

Rose City Outdoor, LLC

On February 16, 2016, we made a small acquisition, Rose City Outdoor, LLC and Rose City of Florida, LLC, for a cash purchase price of $287,320.

Kelley Outdoor Media LLC

On June 15, 2016, our subsidiary, LMA, entered into a purchase agreement for the purchase of ten billboard structures and related assets from Kelley Outdoor Media, LLC and ArtRod Displays, Inc., which we refer to as “Kelley.” The assets acquired are located in Georgia. The cash purchase price for the acquired business was $2,021,885. The assets were acquired for the purpose of expanding our presence in the outdoor advertising market. The purchase price allocation is based on an appraisal by an independent third party valuation firm. We amortize the noncompetition agreement according to the terms of the asset purchase agreement. Other finite-lived intangible assets consist of customer relationships and permits. Amortization is computed over the average period of expected benefit, determined from internal information.

The Warnock Agency, Inc.

On April 20, 2016, our subsidiary, GIG, acquired the stock of Warnock. The cash purchase price was $1,345,000, of which $126,500 is not payable until eighteen months after closing and is included in the consolidated balance sheet under the caption long-term liabilities. Warnock was acquired for the purpose of expanding our presence in the insurance market. The purchase price allocation is based on an appraisal by an independent third party valuation firm.

Finite–lived intangible assets consist of customer relationships, trade names and trademarks, technology, and a noncompetition agreement. We amortize the noncompetition agreement according to the terms of the asset purchase agreement. For other finite-lived assets, amortization is computed over the average period of expected benefit determined from internal information.

United Casualty and Surety Insurance Company

On December 7, 2016, our subsidiary, GIG, acquired the stock of UC&S. The cash purchase price was $13,000,000. UC&S was acquired for the purpose of expanding our presence in the insurance market.

The provisional allocation of the purchase price is based on internal information and will be revised when an independent appraisal has been completed. Due to the timing of the transaction the initial accounting for the business combination is incomplete. We are still in the process of identifying additional intangible assets and obtaining and assessing documentation of the contracts and relationships.

As of December 31, 2016, identifiable intangible assets consist of state insurance licenses and are amortized over the average period of expected benefit determined from internal information.

The following tables present the 2016 business acquisitions, amortization of finite-lived intangible assets, revenues and earnings included in the consolidated statement of operations for the year ended December 31, 2016, and the costs of acquisition included in professional fees in our consolidated statement of operations for the year ended December 31, 2016.

	Billboards
	JAG	Rose City	Kelley	Subtotal
Assets Acquired
Property and Equipment:
Structures and displays	$562,300	$230,000	$733,500	$1,525,800
Vehicles, tools, and equipment	140,435	–	–	140,435
Office furniture and equipment	–	–	–	–

Total Property and Equipment	702,735	230,000	733,500	1,666,235

Intangible assets:
Customer relationships	1,425,000	–	215,000	1,640,000
Permits, licenses, and lease acquisition costs	695,000	26,100	38,000	759,100
Easements	110,000	–	–	110,000
Noncompetition agreement	–	–	–	–
Trade names and trademarks	–	–	–	–
Technology	–	–	–	–
Goodwill	3,915,171	31,220	1,013,500	4,959,891

Total Intangible Assets	6,145,171	57,320	1,266,500	7,468,991

Other assets:
Cash	–	–	–	–
Accounts receivable	106,340	–	21,885	128,225
Investments, short-term	–	–	–	–
Prepaid expenses	–	–	–	–
Deferred policy acquisition costs	–	–	–	–
Funds held as collateral assets	–	–	–	–
Investments, long-term	–	–	–	–
Other noncurrent assets	–	–	–	–

Total Other Assets	106,340	–	21,885	128,225

Total Assets Acquired	6,954,246	287,320	2,021,885	9,263,451
Liabilities Assumed	–	–	–	–

Total	$6,954,246	$287,320	$2,021,885	$9,263,451

	Insurance
	Warnock	UC&S	Subtotal	Total
Assets Acquired
Property and Equipment:
Structures and displays	$–	$–	$–	$1,525,800
Vehicles, tools, and equipment	–	–	–	140,435
Office furniture and equipment	20,325	9,548	29,873	29,873

Total Property and Equipment	20,325	9,548	29,873	1,696,108

Intangible assets:
Customer relationships	248,000	–	248,000	1,888,000
Permits, licenses,and lease acquisition costs	–	450,000	450,000	1,209,100
Easements	–	–	–	110,000
Noncompetition agreement	75,000	–	75,000	75,000
Trade names and trademarks	55,000	–	55,000	55,000
Technology	138,000	–	138,000	138,000
Goodwill	717,679	7,158,648	7,876,327	12,836,218

Total Intangible Assets	1,233,679	7,608,648	8,842,327	16,311,318

Other assets:
Cash	80,000	3,631,626	3,711,626	3,711,626
Accounts receivable	–	416,611	416,611	544,836
Investments, short-term	–	1,003,196	1,003,196	1,003,196
Prepaid expenses	10,996	99,153	110,149	110,149
Deferred policy acquisition costs	–	276,556	276,556	276,556
Funds held as collateral assets	–	1,642,026	1,642,026	1,642,026
Investments, long-term	–	1,486,320	1,486,320	1,486,320
Other noncurrent assets	–	4,864	4,864	4,864

Total Other Assets	90,996	8,560,352	8,651,348	8,779,573

Total Assets Acquired	1,345,000	16,178,548	17,523,548	26,786,999
Liabilities Assumed	–	(3,178,548)	(3,178,548)	(3,178,548)

Total	$1,345,000	$13,000,000	$14,345,000	$23,608,451

Liabilities assumed in connection with the UC&S acquisition are as follows:

Accounts payable and accrued expenses	$107,850
Unearned premiums	1,189,672
Federal income taxes payable	110,000
Funds held as collateral	1,642,026
Deferred tax liability	129,000

Total Liabilities Assumed	$3,178,548

	Billboards
	JAG	Rose City	Kelley	Subtotal
Amortization of intangible assets acquired during the year ended December 31, 2016	$415,044	$2,175	$44,018	$461,237

Revenues since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2016	$1,461,633	$21,950	$205,670	$1,689,253

Earnings since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2016	$(175,794)	$(2,160)	$43,505	$(134,449)

Costs of acquisition included in professional fees in the consolidated statement of operations for the year ended December 31, 2016	$92,561	$–	$46,939	$139,500

	Insurance
	Warnock	UC&S	Subtotal	Total
Amortization of intangible assets acquired during the year ended December 31, 2016	$114,111	$1,500	$115,611	$576,848

Revenues since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2016	$507,477	$171,564	$679,041	$2,368,294

Earnings since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2016	$(60,530)	$(12,800)	$(73,330)	$(207,779)

Costs of acquisition included in professional fees in the consolidated statement of operations for the year ended December 31, 2016	$21,253	$131,621	$152,874	$292,374

Pro Forma Information

The following is the unaudited pro forma information assuming all of the business acquisitions that had closed prior to December 31, 2016 had occurred on January 1st prior to the year of acquisition and are included in the pro forma information up to the actual date of acquisition. For all of the business acquisitions depreciation and amortization have been included in the calculation of the below pro forma information based upon the actual acquisition costs. Depreciation is computed on the straight-line method over the estimated remaining economic lives of the assets, ranging from two years to fifteen years. Amortization is computed on the straight-line method over the estimated useful lives of the assets ranging from two to fifty years.

	Years Ended December 31,
	2015	2016

Revenue	$6,974,351	$6,880,070

Net Loss	$(978,770)	$(2,727,032)

Basic and Diluted Loss per Share	$(0.66)	$(0.45)

Basic and Diluted Weighted Average Class A and Class B Common Shares Outstanding	1,481,310	6,043,571

The information included in the pro forma amounts is derived from historical information obtained from the sellers of the businesses. With respect to Bell and Kelley, the above pro forma information does not contain allocation of management overhead and other shared expenses for lines of business under common ownership, that were not acquired.

2017 Acquisitions (unaudited)

During the three months ended March 31, 2017, we completed two business acquisitions of billboards and related assets. All of the acquisitions were accounted for as business combinations under the provisions of ASC 805. A summary of the acquisitions, amortization of finite-lived intangible assets, and revenues and earnings of each since the acquisition date included in the consolidated statement of operations for the three months ended March 31, 2017 is provided in the table below.

Clear Channel Outdoor, Inc.

On January 9, 2017, our subsidiary, LMG entered into a purchase agreement with Clear Channel Outdoor, Inc., which we refer to as “CCO,” for the purchase of thirty-seven billboard structures and related assets. The assets acquired are located in Georgia. The cash purchase price for the acquired business was $2,983,444 (unaudited), of which $2,950,000 (unaudited) had been deposited into the seller’s escrow account in November 2016 and was subsequently applied to the purchase price. The assets were acquired for the purpose of expanding our presence in the outdoor advertising market. The preliminary purchase price allocation is based on internal information and will be revised when an independent appraisal has been completed. Finite-lived intangible assets consist of customer relationships and permits. Amortization is computed over the average period of expected benefit, determined from internal information.

Hartlind Outdoor, LLC

On January 31, 2017, our subsidiary, LMW entered into a purchase agreement with Hartlind Outdoor, LLC, which we refer to as “Hartlind,” for the purchase of ninety-one billboard structures and related assets. The assets acquired are located in Wisconsin. The cash purchase price for the acquired business was $2,817,000 (unaudited). The assets were acquired for the purpose of expanding our presence in the outdoor advertising market. The preliminary purchase price allocation is based on internal information and will be revised when an independent appraisal has been completed. Finite-lived intangible assets consist of customer relationships, permits, and a noncompetition agreement. We amortize the noncompetition agreement according to the terms of the asset purchase agreement. Amortization of the other finite-lived intangible assets is computed over the average period of expected benefit, determined from internal information. We also acquired six easements. The easements are permanent easements which grant us the right to use real property not owned by us. Since these rights are perpetual, they are not amortized.

	Billboards (unaudited)
	CCO	Hartlind	Total
Assets Acquired
Property and Equipment:
Structures and displays	$1,850,000	$126,480	$1,976,480
Intangible Assets:
Customer relationships	888,259	534,147	1,422,406
Permits, licenses and lease acquisition costs	14,685	40,500	55,185
Easements	–	240,000	240,000
Noncompetition and non-solicitation agreements	–	5,000	5,000
Goodwill	230,500	1,870,873	2,101,373

Total Intangible Assets	1,133,444	2,690,520	3,823,964

Total Assets Acquired	$2,983,444	$2,817,000	$5,800,444

Amortization of intangible assets acquired during the three months ended March 31, 2017	$70,846	$30,514	$101,360

Revenues since the acquisition date included in the consolidated statement of operations for the three months ended March 31, 2017	$154,983	$53,111	$208,094

Earnings since the acquisition date included in the consolidated statement of operations for the three months ended March 31, 2017	$(20,364)	$17,298	$(3,066)

Costs of acquisition included in professional fees in the consolidated statement of operations for the three months ended March 31, 2017	$14,468	$7,814	$22,282

	Billboards (unaudited)
	JAG	Rose City	Kelley	Total
Amortization of intangible assets acquired during the three months ended March 31, 2016	$53,618	$326	$–	$53,944

Revenues since the acquisition date included in the consolidated statement of operations for the three months ended March 31, 2016	$133,168	$2,350	$–	$135,518

Earnings since the acquisition date included in the consolidated statement of operations for the three months ended March 31, 2016	$(37,288)	$(643)	$–	$(37,931)

Costs of acquisition included in professional fees in the consolidated statement of operations for the three months ended March 31, 2016	$21,173	$5,228	$–	$26,401

Pro Forma Information

The following is the unaudited pro forma information assuming all of the business acquisitions that had closed prior to March 31, 2017 had occurred on January 1st prior to the year of acquisition and are included in the pro forma information up to the actual date of acquisition. For all of the business acquisitions depreciation and amortization have been included in the calculation of the below pro forma information based upon the actual acquisition costs. Depreciation is computed on the straight-line method over the estimated remaining economic lives of the assets, ranging from two years to fifteen years. Amortization is computed on the straight-line method over the estimated useful lives of the assets ranging from two to fifty years.

	Three Months Ended March 31,
	2016	2017
	(unaudited)
Revenue	$2,229,266	$1,997,107

Net Loss	$(702,992)	$(1,104,058)

Basic and Diluted Loss per Share	$(0.16)	$(0.16)

Basic and Diluted Weighted Average Class A and Class B Common Shares Outstanding	4,455,799	6,897,375

The information included in the pro forma amounts is derived from historical information obtained from the sellers of the businesses. With respect to Kelley and CCO, the above pro forma information does not contain allocation of management overhead and other shared expenses for lines of business under common ownership, that were not acquired.